Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Cash and cash equivalents	$ 98,521	$ 124,295	$ 103,297
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Long-term investments - warrants held	124
Convertible note receivable	15,777
Long-term investments - common shares held	95,608	64,621
Other accounts receivable	1,796	1,813
Total financial assets	213,224	191,232
Financial liabilities
Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable		1,170
Accounts payable and accrued liabilities	12,118	18,062
Total financial liabilities	782,118	1,211,062
Financial assets at fair value through profit or loss, category [member]
Financial assets
Cash and cash equivalents	98,521	124,295
Trade receivables from provisional concentrate sales, net of fair value adjustment	1,398	503
Long-term investments - warrants held	124
Convertible note receivable	15,777
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	95,608	64,621
Financial assets at amortized cost, category [member]
Financial assets
Other accounts receivable	1,796	1,813
Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities
Accrued liabilities from provisional concentrate sales related to fair value adjustment, net of trade receivable		1,170
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	12,118	16,892
Bank debt	$ 770,000	$ 1,193,000